ASSETS HELD FOR SALE - Assets and liabilities classified as held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Cash and cash equivalents	$ 1,202	$ 1,140	$ 998	$ 1,059	$ 910	$ 900
Restricted cash	136		139
Trade receivables and other current assets	1,633		1,860
Property, plant and equipment, at fair value	56,262		54,283
Intangible assets	8		209
Goodwill	1,603		1,526
Other long-term assets	823		842
Total Assets	65,901		64,111
Current liabilities	3,956		4,943
Non-recourse borrowings	1,457		2,027
Other long-term liabilities	1,540		1,531
Deferred income tax liabilities	6,876		6,507
Assets and liabilities classified as held for sale
Statement [Line Items]
Cash and cash equivalents	5		9
Restricted cash	2		5
Trade receivables and other current assets	8		4
Financial instrument assets	2		3
Property, plant and equipment, at fair value	30		911
Intangible assets	198		0
Goodwill	18		0
Other long-term assets	0		6
Total Assets	263		938
Current liabilities	4		9
Non-recourse borrowings	168		171
Financial instrument liabilities	0		167
Other long-term liabilities	6		1
Provisions	0		3
Liabilities directly associated with assets held for sale	195		351
Deferred income tax liabilities	$ 17		$ 0